Other items from operating activities - Other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other items from operating activities
Dividend income on non-consolidated subsidiaries	$ 203	$ 160	$ 178
Capitalized financial expenses	134	110	227
Other	425	644	387
OTHER FINANCIAL INCOME	762	914	792
Accretion of asset retirement obligations	(449)	(607)	(639)
Other	(90)	(83)	(125)
OTHER FINANCIAL EXPENSE	$ (539)	$ (690)	$ (764)